Keystone Private Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

					Original
Principal				Maturity	Acquisition
Amount		Footnotes	Coupon Rate	Date	Date	Cost	Fair Value
	Private Credit - 107.2%	1,2
	Corporate Finance - 13.4%
$8,000,000	BluRoc Intermediate, LLC		18.00%	1/15/2026	7/25/2024	$8,000,000	$8,034,556
22,669,276	Car Wash Holdco, LLC		15.00%	10/7/2025	9/16/2024	22,669,276	22,668,632
12,907,904	FVP Funding I, LLC		12.00%	2/6/2027	2/7/2022	12,907,904	12,869,990
24,543,030	FVP Funding II, LLC		12.00%	10/12/2027	10/12/2022	24,543,030	25,816,292
13,800,000	Hall Labs, LLC	4	14.50%	6/30/2024	8/11/2021	13,800,000	12,408,955
10,955,896	iApartments, Inc.	6	14.50% (Prime + 6.75%)	5/18/2030	5/18/2023	10,955,896	11,213,034
17,691,018	Loop Inc.		8.00%	4/1/2027	5/17/2022	17,691,018	11,061,872
73,500,000	MV Cruise Offshore Holdings Ltd.		12.00%	11/22/2027	7/3/2024	73,500,000	73,338,176
34,000,000	OP PPR Sub-Holdco 1, LLC		10.00%	2/14/2026	2/14/2025	34,000,000	33,988,569
10,000,000	Vantage Borrower SPV, LLC	4,5	11.00%	5/31/2024	3/7/2022	10,000,000	5,739,746
2,900,000	Way.com, Inc.		12.00%	3/6/2026	3/1/2023	2,900,000	2,900,000
						230,967,124	220,039,822

	Equipment Leasing - 26.8%
61,513	11:11 Systems, Inc. 002		12.50%	1/1/2027	5/1/2025	61,513	61,513
456,416	Agility Auto Parts Inc.		12.50%	7/1/2026	6/12/2024	456,416	456,416
113,880	Agility Auto Parts Inc.		12.50%	4/1/2027	1/22/2025	113,880	113,880
620,244	Airport Van Rental, Inc.		12.50%	10/1/2026	7/23/2024	620,244	620,244
359,116	Arcade Silverado JV LLC		12.50%	12/1/2026	4/25/2024	359,116	359,116
376,159	Avensis Energy Services, LLC		12.50%	9/1/2026	12/4/2023	376,159	376,159
213,082	Blew Bayou Services LLC		14.50%	9/1/2025	10/28/2022	213,082	213,082
2,508,900	BluRoc - Onset		12.50%	4/1/2028	2/12/2025	2,508,900	2,508,900
1,990,679	BluRoc Mat Financing Draw 1		17.90%	6/5/2027	11/14/2024	1,990,679	1,990,679
4,233,694	BluRoc Mat Financing Draw 2		17.90%	8/5/2027	1/8/2025	4,233,694	4,233,694
2,789,305	BluRoc Mat Financing Draw 3		17.90%	9/5/2027	2/25/2025	2,789,305	2,789,305
1,148,106	BluRoc Mat Financing Draw 4		17.90%	11/5/2027	5/5/2025	1,148,106	1,148,106
752,000	BluRoc Mat Financing Draw 5		17.90%	12/5/2027	6/10/2025	752,000	752,000
6,579,347	Canopy Service Partners, LLC		12.30%	5/1/2028	10/15/2024	6,579,347	6,553,176
393,299	Car Wash Holdco, LLC		17.90%	1/1/2028	1/29/2025	393,299	393,299
254,757	Car Wash Holdco, LLC		17.90%	5/1/2028	5/6/2025	254,757	254,757
20,439,999	Carnaby FA, LLC	7	21.94%	6/1/2027	4/26/2024	20,439,999	20,439,999
31,857,244	Carnaby FA, LLC	7	20.20%	12/1/2025	11/27/2024	31,857,244	31,857,244
38,401,721	Carnaby Inventory IV, LLC	7	37.85%	2/1/2026	1/16/2025	38,401,721	38,401,721
20,000,000	Carnaby Inventory IV, LLC	7	50.35%	12/1/2025	3/10/2025	20,000,000	20,000,000
47,066	Cashman Photo Enterprises of Nevada, Inc.		12.50%	4/1/2026	9/5/2023	47,066	47,066
2972917	Coast Aluminum, Inc. 001		12.50%	7/1/2027	4/22/2025	2,972,917	2,972,917
905697	Coast Aluminum, Inc. 002		12.50%	4/1/2028	6/20/2025	905,697	905,697
19,275	Diesel Displays & Interiors, LLCs		12.50%	1/1/2026	11/30/2023	19,275	19,275
2,590,279	Eagle Highwall Mining Systems, LLC		14.00%	4/1/2027	9/29/2023	2,590,279	2,590,279
877,056	Enson Group, Inc. 002		12.50%	1/1/2027	10/29/2024	877,056	877,056
214,255	EOS Fitness Opco Holdings, LLC		13.00%	3/1/2027	9/30/2024	214,255	214,255
1,243,633	EOS Fitness Opco Holdings, LLC		13.00%	4/1/2029	9/30/2024	1,243,633	1,243,633
452,950	EOS Fitness Opco Holdings, LLC		13.00%	4/1/2027	9/30/2024	452,950	452,950
741,823	EOS Fitness Opco Holdings, LLC		13.00%	7/1/2028	9/30/2024	741,823	741,823
1,148,966	EOS Fitness Opco Holdings, LLC		13.00%	7/1/2027	9/30/2024	1,148,966	1,148,966
124,930	Falls Stamping & Welding Company		12.50%	10/1/2026	2/5/2024	124,930	124,930
8,678,338	Findlay Machine & Tool, LLC		11.95%	3/1/2028	9/24/2024	8,678,338	8,702,525
3,699,440	Findlay Machine & Tool, LLC		11.95%	4/1/2028	10/30/2024	3,699,440	3,699,440
2,662,205	Findlay Machine & Tool, LLC		11.95%	8/1/2028	10/30/2024	2,662,205	2,662,205
7,799,335	Findlay Machine & Tool, LLC		11.95%	6/1/2028	12/17/2024	7,799,335	7,888,998
5,866,487	Fisher & Company, Inc.		14.50%	5/1/2027	4/29/2024	5,866,487	5,866,487
844,863	FPL Food LLC		12.50%	4/1/2027	2/28/2024	844,863	844,863
547,883	FPL Food LLC		12.50%	4/1/2027	3/7/2025	547,883	547,883
547,369	FPL Food LLC		12.50%	1/1/2028	6/6/2025	547,369	547,369
3,706,025	Future Legends, LLC		14.50%	9/1/2025	2/27/2023	3,706,025	3,706,025
1,741,456	Gregory Pharmaceutical Holdings, Inc.		14.50%	2/1/2026	7/14/2023	1,741,456	1,741,456
1,392,215	Highbury Concrete, Inc. 01B		12.50%	1/1/2027	10/31/2024	1,392,215	1,392,215
3,937,221	Information Technology Partners, Inc.		14.50%	1/1/2026	12/15/2023	3,937,221	3,937,221
10,435	Innotec, Corp.		12.50%	7/1/2025	12/30/2022	10,435	10,435
457,240	Island Magic Catamaran Inc.		12.50%	10/1/2026	7/22/2024	457,240	457,240
500,000	Island Magic Catamaran Inc.		12.50%	7/1/2027	6/11/2025	500,000	500,000
9,790,528	JRL Energy, Inc.		14.50%	10/1/2026	4/19/2024	9,790,528	9,790,528
3,600,808	Kent Distributors, Inc.		14.50%	7/1/2027	3/14/2024	3,600,808	3,600,808
6,261,634	Kent Distributors, Inc.		12.50%	10/1/2027	2/19/2025	6,261,634	6,261,634
15,176	Kinikini, LLC		12.50%	4/1/2026	2/27/2024	15,176	15,176
135,013	Kinikini, LLC		12.50%	10/1/2027	12/13/2024	135,013	135,013

					Original
Principal				Maturity	Acquisition
Amount		Footnotes	Coupon Rate	Date	Date	Cost	Fair Value
853,692	KVJ Properties, Inc.		12.50%	8/31/2025	2/25/2022	853,692	853,692
276,039	LBF Enterprises dba Powermatic Associates, Inc.		12.50%	7/1/2026	12/4/2023	276,039	276,039
3,827,812	MC Test Service, Inc.		12.00%	7/1/2027	1/25/2022	3,827,812	3,827,812
1,485,665	MC Test Service, Inc.		12.50%	10/1/2026	12/8/2023	1,485,665	1,485,665
6,161,651	Medshift, LLC		14.50%	12/1/2027	4/4/2024	6,161,651	6,161,651
5,673,548	Medshift, LLC		14.50%	12/1/2027	5/3/2024	5,673,548	5,673,548
1377063	MIT45, Inc.		12.50%	6/30/2027	5/23/2025	1,377,063	1,377,063
87000	MIT45, Inc. A		12.50%	7/1/2027	6/20/2025	87,000	87,000
232500	MIT45, Inc. B		12.50%	7/1/2027	6/20/2025	232,500	232,500
7,040,760	NATT Tools Group Inc.		13.34%	12/1/2029	11/25/2024	7,040,760	7,187,332
2,568,057	Navajo Health Foundation - Sage Memorial Hospital, Inc.		12.50%	1/1/2027	8/8/2024	2,568,057	2,568,057
498,360	Navajo Transitional Energy Company, LLC		9.50%	1/1/2026	12/9/2022	498,360	498,360
802,835	Next Century Rebar LLC and Century Steel Fabricators, LLC		12.50%	2/1/2027	6/7/2024	802,835	802,835
82,999	Nutritional Resources, Inc.		12.50%	1/1/2027	3/1/2024	82,999	82,999
176,344	NWC Services LLC		14.50%	11/1/2025	10/20/2022	176,344	176,344
86,175,493	Onset Financial, Inc. Corporate Loan		12.00%	4/10/2028	4/4/2025	86,175,493	86,175,493
5,469,988	Onset Financial, Inc. Progress Funding Line		14.00%	9/30/2025	12/6/2024	5,469,988	5,469,988
6,239,806	Phygital Digital Global FX LLC		15.00%	2/1/2027	7/15/2024	6,239,806	6,239,806
793,229	Pierce Powerline Co., LLC		12.50%	1/1/2026	8/3/2023	793,229	793,229
7,971,535	Prime Logistics, LLC		13.00%	9/1/2027	10/15/2024	7,971,535	8,007,331
414,716	Prince Signs		12.50%	10/1/2027	12/20/2024	414,716	414,716
449,350	Raw Farm, LLC		12.50%	7/1/2027	10/8/2024	449,350	449,350
31,423	Sajawi Corporation		12.50%	10/1/2025	8/30/2023	31,423	31,423
627,034	Savant Consultants, LLC		12.50%	5/1/2026	10/23/2023	627,034	627,034
491,815	Southern Fabrication Works, LLC		12.50%	3/1/2026	8/16/2023	491,815	491,815
84,435	Sustainable Green Team		14.50%	7/1/2025	8/19/2022	84,435	84,435
408,549	Transcontinental Energy Services LLC		12.50%	1/1/2026	11/27/2023	408,549	408,549
1,847,308	Transcontinental Energy Services LLC		12.50%	10/1/2027	4/16/2025	1,847,308	1,847,308
9,426,100	Transportation Financial, LLC		12.50%	9/1/2027	8/20/2024	9,426,100	9,426,100
16,658,453	Trico Products Corporation		12.50%	12/1/2027	6/30/2022	16,658,453	16,658,453
2,133,036	Trico Products Corporation		14.50%	12/1/2025	5/5/2023	2,133,036	2,133,036
899,446	Trico Products Corporation		12.50%	10/1/2025	7/3/2023	899,446	899,446
3,131,615	Trico Products Corporation		14.50%	9/1/2026	2/29/2024	3,131,615	3,131,615
7,249,297	United Auto Supply of Syracuse, West, Inc.		12.00%	8/1/2026	6/30/2022	7,249,297	7,249,297
5,611,288	United Auto Supply of Syracuse, West, Inc.		12.00%	1/1/2027	6/30/2022	5,611,288	5,611,288
1,365,218	Vensure Employer Services, Inc.		14.50%	11/30/2025	6/1/2022	1,365,218	1,365,218
813,122	Vensure Employer Services, Inc.		14.50%	9/1/2025	8/2/2022	813,122	813,122
1,266,399	Vensure Employer Services, Inc.		14.50%	8/1/2025	11/3/2022	1,266,399	1,266,399
1,643,856	Vensure Employer Services, Inc.		14.50%	9/1/2025	1/24/2023	1,643,856	1,643,856
2,086,956	Vensure Employer Services, Inc.		14.50%	2/1/2026	5/5/2023	2,086,956	2,086,956
2,837,368	Vensure Employer Services, Inc.		14.50%	4/1/2026	9/19/2023	2,837,368	2,837,368
1,155,550	Vensure Employer Services, Inc.		14.50%	2/1/2026	1/18/2024	1,155,550	1,155,550
1,821,175	Vensure Employer Services, Inc.		12.50%	8/1/2026	5/8/2024	1,821,175	1,821,175
1,548,313	Vensure Employer Services, Inc.		12.50%	4/1/2026	8/9/2024	1,548,313	1,548,313
2,005,770	Vensure Employer Services, Inc.		14.50%	5/1/2026	9/17/2024	2,005,770	2,005,770
4,499,092	Vensure Employer Services, Inc.		14.50%	5/1/2027	10/25/2024	4,499,092	4,499,092
4,653,579	Vensure Employer Services, Inc.		14.50%	6/1/2027	12/6/2024	4,653,579	4,653,579
5,545,893	Vensure Employer Services, Inc.		14.50%	9/11/2027	3/11/2025	5,545,893	5,545,893
4,983,859	Vensure Employer Services, Inc.		14.50%	12/1/2027	5/12/2025	4,983,859	4,983,859
1,225,618	Vensure Employer Services, Inc.		14.50%	1/1/2028	6/23/2025	1,225,618	1,225,618
153,078	Washington Liftruck Inc.		12.50%	1/1/2027	11/8/2024	153,078	153,078
4,171,351	West Liberty Foods		14.50%	2/1/2027	8/5/2024	4,171,351	4,171,351
4,225,387	West Liberty Foods		14.50%	6/1/2027	11/25/2024	4,225,387	4,225,387
						440,341,804	440,611,851
	Financial Assets - 24.9%
2,994,573	Affiniti Asset Receivables LLC	6	13.33% (SOFR + 9.00%)	9/30/2027	10/11/2024	2,994,573	2,994,573
56,279,615	BizFund LLC	6	11.81% (SOFR + 7.50%)	12/30/2027	12/30/2024	56,279,615	56,279,615
62,000,000	Bondit LLC		13.00%	5/31/2027	6/3/2024	62,000,000	62,561,180
9,311,890	CapitalPlus Construction Services, LLC	4	12.00%	10/1/2023	9/2/2020	9,311,890	-
2,469,892	CapitalPlus Supply Chain Partners, LLC	4	12.00%	7/31/2024	8/31/2021	2,469,892	-
42,574,999	Cocolalla, LLC		14.00%	3/27/2026	3/16/2023	42,574,999	43,221,722
27,240,000	Kensington Private Equity Fund	5,6	13.80% (SOFR + 9.50%)	3/28/2026	3/28/2023	27,240,000	27,345,088
37,500,000	Leyline Renewable Capital, LLC		14.00%	5/25/2027	5/26/2023	37,500,000	37,608,028
59,238,373	Lienstar LLC		13.00%	12/31/2026	3/13/2023	59,238,373	60,237,652
7,022,112	Propel Holdings, Inc.		13.60%	3/31/2030	6/8/2023	7,022,112	7,421,986
9,809,518	Simply Funding SPV, LLC		13.00%	10/7/2027	6/23/2021	9,809,518	9,881,365
23,340,291	SP Technologies, LLC		11.81%	5/28/2028	5/29/2025	23,340,291	23,340,291
329,371	Sprout Funding SPV II, LLC	4	13.00%	2/23/2024	2/24/2021	329,371	-
19,806,218	Unique Funding Solutions, LLC		13.50%	2/5/2028	2/5/2025	19,806,218	19,863,463
58,753,427	Viva Funding SPV, LLC		13.00%	6/30/2027	12/23/2020	58,753,427	58,753,427
						418,670,279	409,508,390

					Original
Principal				Maturity	Acquisition
Amount		Footnotes	Coupon Rate	Date	Date	Cost	Fair Value

	Specialty Real Estate Finance - 42.1%
10,835,461	750 Main Street LP	3	11.05% PIK	7/3/2026	5/9/2022	10,835,461	10,899,333
15,551,506	8th Avenue Property Owners, LLC	3,6	11.00% PIK (Prime + 3.50%)	11/14/2025	8/14/2023	15,551,506	15,895,926
32,427,304	AE Green Mountain, LLC	3	10.45% PIK	8/30/2025	8/30/2023	32,427,304	33,061,754
4,302,160	Apple Valley BV Road, LLC	3	11.00% PIK	3/23/2026	12/23/2024	4,302,160	4,302,160
13,400,353	Ashton Oak Homes (Black Locust), LLC	6	10.50% (Prime + 3.00%)	9/23/2025	3/23/2023	13,400,353	13,552,690
11,417,426	Atomic Orchard Experiment, LLC	3	9.75% PIK	6/30/2025	11/10/2022	11,417,426	11,455,656
4,628,238	BD RC Greenwood, LP	6	10.50% (Prime + 3.00%)	9/18/2025	9/28/2023	4,628,238	4,628,238
924,291	BD RC Jacksonville Normandy, LP	3,6	10.50% PIK (Prime + 3.00%)	9/18/2025	9/28/2023	924,291	924,291
5,719,294	BD RC North Myrtle Beach, LP	3,6	10.50% PIK (Prime + 3.00%)	9/18/2025	9/28/2023	5,719,294	5,719,294
4,677,832	BD RC Spartanburg, LP	6	10.50% (Prime + 3.00%)	9/18/2025	10/24/2023	4,677,832	4,677,832
11,818,532	BEP CO Springs Hospitality LLC	3	11.95% PIK	11/24/2025	8/24/2023	11,818,532	11,991,949
14,753,115	Capital Miller Pref NewCo, LLC	3	14.00% PIK	12/5/2027	12/5/2022	14,753,115	16,022,950
7,960,364	Corta Stevens Point, LLC		13.00%	8/1/2025	4/13/2023	7,960,364	7,960,364
18,778,412	Dabney Road Industrial LLC	3	10.50% PIK	10/20/2025	12/20/2023	18,778,412	18,781,512
32,868,661	DZ Tech Community LLC	3	10.50% PIK	10/25/2025	8/31/2023	32,868,661	33,213,142
6,684,597	Endeavor Investments IX, LLC	3	10.50% PIK	11/12/2025	9/15/2022	6,684,597	6,862,456
2,808,522	Frito Lay - Pomfret		9.50%	7/30/2025	11/1/2023	2,808,522	2,808,522
2,388,059	Frito Lay - Portfolio		9.50%	10/3/2025	10/4/2023	2,388,059	2,420,128
9,298,365	Frontera West-Sonoma Dev, LLC	3	11.29% PIK	4/19/2026	10/19/2023	9,298,365	9,575,119
1,763,529	Galaxy Management Company, LLC	4,5	14.00%	11/10/2023	11/18/2020	1,763,529	1,763,529
4,678,868	HD Post Buffalo, LLC	3	9.95% PIK	12/6/2025	12/7/2022	4,678,868	4,678,868
18,033,459	Holmes Lane Development, LLC	3	12.00% PIK	10/1/2025	8/4/2023	18,033,459	18,033,459
9,739,494	HSM Hawley, LLC	3	10.50% PIK	4/5/2026	1/10/2024	9,739,494	9,982,805
5,674,953	JDI Pasadena Logistics Center SPE, LLC	3	11.15% PIK	8/28/2026	8/30/2024	5,674,953	5,674,953
11,744	JF Wonderblock Phase 2, LLC	3	10.99% PIK	2/20/2028	12/20/2023	11,744	11,744
11,209,312	Lex Apartments 102B, LLC		9.95%	9/30/2025	9/9/2022	11,209,312	11,385,866
27,470,000	Lex Apartments, LLC		10.50%	9/30/2025	8/31/2022	27,470,000	27,771,079
21,844,644	MC Oslo Aurora, LLC	4	13.25%	7/11/2025	7/11/2022	21,844,644	19,587,054
21,374,961	MC Oslo Hermitage, LLC	4	13.00%	11/7/2024	5/19/2022	21,374,961	21,328,125
13,237,014	MC Oslo SFM Two, LLC	4	13.00%	7/11/2025	5/19/2022	13,237,014	11,787,001
8,759,430	MC Oslo SFQ, LLC	4	13.25%	7/11/2025	7/11/2022	8,759,430	5,148,894
12,896,265	MC Rye Katy, LLC	4	13.25%	8/9/2025	8/10/2022	12,896,265	11,879,087
10,909,312	MC Rye Northwest, LLC	4	13.25%	8/9/2025	8/9/2022	10,909,312	11,050,313
12,982,888	MC Rye Westchase, LLC	4	13.25%	8/9/2025	8/9/2022	12,982,888	12,063,259
5,426,492	Merced Security Storage, LLC	3	10.50% PIK	5/6/2026	5/6/2024	5,426,492	5,376,477
11,941,105	Missoula Hotel Holdings, LLC	3	12.00% PIK	8/31/2025	8/24/2023	11,941,105	11,941,105
14,384,013	Nancy Jay Industrial Center, LLC		12.95%	5/31/2027	6/3/2022	14,384,013	15,229,563
13,532,123	Odyssey Vortex LLC		10.50%	8/22/2025	8/22/2023	13,532,123	13,532,123
6,600,000	Olympus Bluffs 4, LLC		11.95%	9/9/2025	9/9/2022	6,600,000	6,639,569
6,015,981	Olympus Oaks 1, LLC		12.50%	7/14/2026	7/13/2023	6,015,981	6,221,548
6,640,000	Olympus Oaks 2, LLC		12.50%	7/14/2026	7/13/2023	6,640,000	6,749,124
6,247,656	Olympus Oaks 4, LLC		12.50%	7/13/2026	7/13/2023	6,247,656	6,365,190
6,543,796	Olympus Oaks 5, LLC		12.50%	7/14/2026	7/13/2023	6,543,796	6,652,698
4,804,244	Olympus Oaks 6, LLC		12.50%	2/16/2027	2/16/2024	4,804,244	4,804,244
2,050,484	Olympus Oaks 7, LLC	3	12.50% PIK	2/16/2027	2/16/2024	2,050,484	2,050,484
3,600,671	Olympus Oaks 8, LLC		12.50%	2/16/2027	2/16/2024	3,600,671	3,600,671
138,706	Olympus Oaks 9, LLC	3	12.50% PIK	2/16/2027	2/16/2024	138,706	138,706
5,235,134	Olympus Palms 1, LLC		12.50%	6/30/2025	7/1/2022	5,235,134	5,235,134
5,132,000	Olympus Palms 2, LLC		12.50%	7/2/2027	7/2/2024	5,132,000	5,132,000
6,587,454	Olympus Palms 3, LLC		11.95%	8/3/2025	8/3/2022	6,587,454	6,587,454
6,566,886	Olympus Palms 4, LLC		14.00%	7/4/2025	10/4/2022	6,566,886	6,566,886
5,614,130	Olympus Palms 5, LLC		14.00%	7/4/2025	10/4/2022	5,614,130	5,614,130
5,322,381	Olympus Palms 6, LLC		14.00%	7/4/2025	10/4/2022	5,322,381	5,322,381
5,560,000	Olympus Palms 7, LLC		12.50%	7/2/2027	7/2/2024	5,560,000	5,543,928
5,818,470	Olympus Pines FF Wash, LLC		12.50%	10/31/2025	7/15/2021	5,818,470	5,839,276
7,027,815	Pierce Street Holdings LLC		10.50%	8/1/2025	3/15/2022	7,027,815	7,027,815
9,394,550	Renton Hotel Holdings, LLC	3	12.00% PIK	8/31/2026	5/24/2024	9,394,550	9,519,880
10,870,649	Richland LA Hotel Holdings, LLC	3	12.00% PIK	8/31/2025	8/31/2023	10,870,649	10,870,649
2,568,917	Romeria Pointe, LLC	3	11.09% PIK	3/4/2026	3/4/2024	2,568,917	2,568,917
4,867,666	Roseville Senior Affordable 2 LP	3	11.25% PIK	11/30/2026	11/26/2024	4,867,666	4,867,666
5,007,964	Scarborough Hotel Holdings, LLC	3	12.00% PIK	9/30/2026	6/24/2024	5,007,964	5,007,964
11,297,008	Smyrna Hotel Holdings, LLC	3	12.00% PIK	7/31/2025	7/21/2023	11,297,008	11,297,008
9,565,619	Syracuse Hotel Holdings, LLC		12.00%	5/31/2026	2/2/2024	9,565,619	9,664,565
455,984	Turner Rock Apartments, LLC	3	10.85% PIK	4/15/2028	4/18/2025	455,984	455,984
658,391	VG Pines Residential, LLC	3	11.15% PIK	9/1/2026	3/1/2024	658,391	658,391
17,382,618	Vivo Living Durham LLC	4	9.50%	10/14/2024	10/14/2022	17,382,618	15,492,330
15,036,310	Vivo Living Raleigh 1 LLC	4	9.50%	11/18/2024	11/18/2022	15,036,310	15,634,461
43,324,542	Vivo Portfolio		11.49%	12/15/2025	12/15/2023	43,324,542	43,799,305
32,075,000	Zoe Lakeview, LLC		10.45%	5/30/2025	11/22/2022	32,075,000	32,075,000
						695,123,124	690,981,978
	Total Private Credit					1,785,102,331	1,761,142,041

Shares			Investment Type
	Private Companies - 0.2%	1,2
22,209	Onward Partners, LLC		Common Units			12,354,762	3,557,884
	Total Private Companies					12,354,762	3,557,884

	Private Investment Funds - 0.7%	1,2
N/A	Structural Keystone VL LLC - Series KS Manscaped	8		12/24/2025	12/17/2021	10,730,909	10,730,909
	Total Private Investment Funds					10,730,909	10,730,909

	Warrants - 0.0%	1,2
73,274	Sovrn Holdings, Inc	8				-	-

	Total Investments - 108.1%	9				$1,808,188,002	$1,775,430,834
	Liabilities in excess of other assets - (8.1%)						(132,297,968)
	Net Assets - 100%						$1,643,132,866

SOFR - Secured Overnight Financing Rate
1	Restricted securities. The total value of these securities is $1,775,430,834, which represents 108.1% of total net assets of the Fund.
2	Level 3 securities fair valued under procedures established by the board of trustees of the Fund. The total value of these securities is $1,775,430,834, which represents 108.1% of total net assets of the Fund.
3	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
4	In default.
5	This investment was made through a participation. See notes to schedule of investments.
6	Variable rate.
7	Rate shown is determined by internal rate of return calculation, and is not a true interest rate.
8	The single purpose investment fund’s strategy is to invest in only one isolated and preidentified secured credit investment with no discretion for any other additional investments beyond this single purpose holding for which the single purpose investment fund was formed. The single purpose investment fund shall continue until the one holding is realized in full. Given the single purpose nature of the investment holding, there is no redemption of any portion of the Fund’s investment prior to the realization in full of the underlying single investment.
9	Entire portfolio is pledged as collateral for line of credit.

See accompanying notes to schedule of investments.

Keystone Private Income Fund

Notes to Schedule of Investments

June 30, 2025 (Unaudited)

Note 1 - Valuation of Investments

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and appointed a separate valuation committee (the “Valuation Committee”). The Board has delegated the day-to-day responsibility for determining the fair valuation of the Fund’s investments to the Investment Manager, subject to the oversight of the Valuation Committee. The Investment Manager oversees the valuation of the Fund’s investments on behalf of the Fund in accordance with the Valuation Procedures, which provide that investments will be valued at fair value. Furthermore, the valuation of the Fund’s assets will be done in accordance with the FASB ASC Topic 820, Fair Value Measurements and Disclosures.

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. As a result, the fair values of one or more assets may not be the prices at which those assets are ultimately sold. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s net asset value (“NAV”) if the judgments of the Valuation Committee or Investment Manager regarding appropriate valuations should prove incorrect.

The Fund expects that it will hold a high proportion of illiquid investments relative to its total investments, which is directly related to the Fund’s investment objectives and strategy. The valuation approach will likely vary by investment, but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (i.e., underlying collateral, operating results, financial condition, achievement of milestones, and economic and/or market events) may be considered. In certain circumstances the Investment Manager may determine that cost best approximates the fair value of the particular investment.

Note 2 – Fair Value Measurements and Disclosure

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of June 30, 2025:

Investments	Level 1	Level 2	Level 3	Total
Private Credit	$—	$—	$1,761,142,041	$1,761,142,041
Private Companies	—	—	3,557,884	3,557,884
Private Investment Funds	—	—	10,730,909	10,730,909
Warrants	—	—	—	—
Total Investments, at fair value	$-	$—	$1,775,430,834	$1,775,430,834